Label	Element	Value
[RiskReturnAbstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2014
Registrant Name	dei_EntityRegistrantName	Eaton Vance Investment Trust
Central Index Key	dei_EntityCentralIndexKey	0000779991
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 01, 2014
Document Effective Date	dei_DocumentEffectiveDate	May 01, 2014
Prospectus Date	rr_ProspectusDate	May 01, 2014
Eaton Vance Floating-Rate Municipal Income Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Supplement [Text Block]	evit_SupplementTextBlock

EATON VANCE FLOATING-RATE MUNICIPAL INCOME FUND
Supplement to Prospectus dated August 1, 2013 as revised August 19, 2013

1. The following replaces the table and first footnote in “Performance” under “Fund Summary”:

Average Annual Total Return as of December 31, 2012	One Year	Five Years	Ten Years
Class A Return Before Taxes	2.08%	3.76%	3.42%
Class A Return After Taxes on Distributions	2.12%	4.15%	3.41%
Class A Return After Taxes on Distributions and the Sale of Class A Shares	2.45%	3.69%	3.43%
Class I Return Before Taxes	4.51%	4.27%	3.68%
Barclays Capital 1-Year Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	0.84%	2.32%	2.34%
Barclays Capital 7-Year Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	4.20%	6.20%	5.03%

These returns reflect the maximum sales charge for Class A (2.25%). The Class I performance shown above for the period prior to August 3, 2010 (commencement of operations) is the performance of Class A shares at net asset value without adjustment for any differences in the expenses of the two classes. If adjusted for other expenses, returns would be different. Prior to August 19, 2013, the Fund was called Eaton Vance AMT-Free Limited Maturity Municipal Income Fund and employed a different investment strategy. Effective May 1, 2014, the Fund changed its primary benchmark to Barclays Capital 1-Year Municipal Bond Index because the investment adviser believes it is a more appropriate benchmark for the Fund. Investors cannot invest directly in an Index.

May 1, 2014	14914 5.1.14

Eaton Vance Floating-Rate Municipal Income Fund | Class A
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EXFLX
1 Year	rr_AverageAnnualReturnYear01	2.08%
5 Years	rr_AverageAnnualReturnYear05	3.76%
10 Years	rr_AverageAnnualReturnYear10	3.42%
Eaton Vance Floating-Rate Municipal Income Fund | Class I
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EILMX
1 Year	rr_AverageAnnualReturnYear01	4.51%
5 Years	rr_AverageAnnualReturnYear05	4.27%
10 Years	rr_AverageAnnualReturnYear10	3.68%
Eaton Vance Floating-Rate Municipal Income Fund | After Taxes on Distributions | Class A
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.12%
5 Years	rr_AverageAnnualReturnYear05	4.15%
10 Years	rr_AverageAnnualReturnYear10	3.41%
Eaton Vance Floating-Rate Municipal Income Fund | After Taxes on Distributions and Sales | Class A
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.45%
5 Years	rr_AverageAnnualReturnYear05	3.69%
10 Years	rr_AverageAnnualReturnYear10	3.43%
Eaton Vance Floating-Rate Municipal Income Fund | Barclays Capital 1-Year Municipal Bond Index
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.84%
5 Years	rr_AverageAnnualReturnYear05	2.32%
10 Years	rr_AverageAnnualReturnYear10	2.34%
Eaton Vance Floating-Rate Municipal Income Fund | Barclays Capital 7-Year Municipal Bond Index
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.20%
5 Years	rr_AverageAnnualReturnYear05	6.20%
10 Years	rr_AverageAnnualReturnYear10	5.03%